T. ROWE PRICE Global Real Estate Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.2%
Common Stocks 3.2%
Goodman Group  125,353 2,130
Scentre Group  740,544 1,684
Total Australia (Cost
$2,505
)
3,814
BELGIUM 0.8%
Common Stocks 0.8%
Shurgard Self Storage  14,950 926
Total Belgium (Cost
$397
)
926
CANADA 3.3%
Common Stocks 3.3%
Canadian Apartment Properties REIT  21,697 931
Summit Industrial Income REIT  164,164 2,892
Total Canada (Cost
$1,703
)
3,823
CHINA 1.4%
Common Stocks 1.4%
China Resources Mixc Lifestyle Services (HKD)  168,200 823
Huazhu Group, ADR (USD)  26,577 877
Total China (Cost
$2,006
)
1,700
FINLAND 1.2%
Common Stocks 1.2%
Kojamo  59,566 1,431
Total Finland (Cost
$588
)
1,431
FRANCE 0.5%
Common Stocks 0.5%
Gecina  4,959 625
Total France (Cost
$449
)
625

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.5%
Common Stocks 2.5%
Vonovia  62,774 2,926
Total Germany (Cost
$3,568
)
2,926
HONG KONG 3.4%
Common Stocks 3.4%
Hongkong Land Holdings (USD)  404,200 1,975
Sun Hung Kai Properties  126,000 1,499
Wharf Real Estate Investment  97,000 479
Total Hong Kong (Cost
$3,723
)
3,953
JAPAN 8.6%
Common Stocks 8.6%
Daiwa Office Investment  212 1,316
Heiwa Real Estate  15,800 512
Hoshino Resorts REIT  59 330
Industrial & Infrastructure Fund Investment  860 1,303
Kyoritsu Maintenance  37,200 1,399
Mitsui Fudosan  139,900 2,994
Mitsui Fudosan Logistics Park  262 1,236
Tokyo Tatemono  63,800 956
Total Japan (Cost
$8,699
)
10,046
SINGAPORE 3.4%
Common Stocks 3.4%
CapitaLand Integrated Commercial Trust  600,000 993
Daiwa House Logistics Trust (1) 1,134,000 706
Digital Core REIT Management (USD) (1) 1,618,400 1,794
Lendlease Global Commercial REIT  962,300 549
Lendlease Global Commercial REIT, Rights, 4/14/22  279,067 11
Total Singapore (Cost
$3,832
)
4,053
SPAIN 1.8%
Common Stocks 1.8%
Cellnex Telecom  27,627 1,330

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Inmobiliaria Colonial Socimi  83,169 758
Total Spain (Cost
$2,027
)
2,088
SWEDEN 1.4%
Common Stocks 1.4%
Fabege  109,664 1,619
Total Sweden (Cost
$1,404
)
1,619
UNITED KINGDOM 6.5%
Common Stocks 6.5%
Big Yellow Group  35,720 720
Derwent London  41,042 1,723
Great Portland Estates  165,171 1,534
InterContinental Hotels Group  18,582 1,257
Persimmon  13,261 372
UNITE Group  65,966 999
Whitbread (1) 26,389 982
Total United Kingdom (Cost
$5,925
)
7,587
UNITED STATES 61.3%
Common Stocks 61.3%
Acadia Realty Trust, REIT  70,103 1,519
Alexandria Real Estate Equities, REIT  13,095 2,635
American Campus Communities, REIT  45,758 2,561
Apartment Income REIT, REIT  21,103 1,128
Apple Hospitality REIT, REIT  126,516 2,274
AvalonBay Communities, REIT  14,845 3,687
Camden Property Trust, REIT  18,628 3,096
CubeSmart, REIT  52,066 2,709
Douglas Emmett, REIT  55,457 1,853
Equinix, REIT  6,399 4,746
Equity LifeStyle Properties, REIT  41,294 3,158
Equity Residential, REIT  39,054 3,512
Essex Property Trust, REIT  10,586 3,657
Federal Realty Investment Trust, REIT  4,686 572
Healthcare Realty Trust, REIT  24,368 670
Healthcare Trust of America, Class A, REIT  28,634 897
Hilton Worldwide Holdings (1) 3,362 510
Howard Hughes (1) 11,571 1,199
Kilroy Realty, REIT  13,918 1,064
Kimco Realty, REIT  70,105 1,732

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Marriott International, Class A (1) 4,442 781
Pebblebrook Hotel Trust, REIT  65,615 1,606
Prologis, REIT  40,058 6,469
PS Business Parks, REIT  7,793 1,310
Public Storage, REIT  12,810 4,999
Regency Centers, REIT  25,762 1,838
Rexford Industrial Realty, REIT  34,279 2,557
Simon Property Group, REIT  14,816 1,949
SL Green Realty, REIT  12,266 996
Terreno Realty, REIT  24,011 1,778
Welltower, REIT  46,800 4,499
Total United States (Cost
$42,824
)
71,961
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.29% (2)(3) 361,471 361
Total Short-Term Investments (Cost $361) 361
Total Investments in Securities 99.6%
(Cost $80,011) $ 116,913
Other Assets Less Liabilities 0.4% 488
Net Assets 100.0% $ 117,401
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 65 ¤ ¤ $ 361 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $361.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Global Real Estate Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Real Estate Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F173-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 72,838 $ 43,714 $ — $ 116,552
Short-Term Investments 361 — — 361
Total $ 73,199 $ 43,714 $ — $ 116,913